Derivative Instruments - Schedule of Derivatives in Foreign Exchange Cash Flow Hedging Relationships (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Derivatives in Foreign Exchange Cash Flow Hedging Relationships [Line Items]
Other comprehensive income into (expenses) income, net of tax	$ (700)	$ (198)
Option contracts [Member] | Cost of revenues and operating expenses [Member]
Schedule of Derivatives in Foreign Exchange Cash Flow Hedging Relationships [Line Items]
Other comprehensive income into (expenses) income, net of tax	(614)	(198)
Forward Contracts [Member] | Cost of revenues, operating expenses and financial expenses [Member]
Schedule of Derivatives in Foreign Exchange Cash Flow Hedging Relationships [Line Items]
Other comprehensive income into (expenses) income, net of tax	$ (86)